Credit Facilities and Lease Obligations	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Credit Facilities and Lease Obligations
CREDIT FACILITIES AND LEASE OBLIGATIONS:

In June 2018, we entered into an $800.0 credit agreement (Credit Facility) with Bank of America, N.A., as Administrative Agent, and the other lenders party thereto, which provides for a $350.0 term loan (Initial Term Loan) that matures in June 2025, and a $450.0 revolving credit facility (Revolver) that matures in June 2023. In November 2018, we utilized the accordion feature under our Credit Facility to add an incremental term loan of $250.0 (Incremental Term Loan), maturing in June 2025. The Initial Term Loan and the Incremental Term Loan are collectively referred to as the Term Loans. Prior to execution of the Credit Facility, we were party to a credit facility (Prior Facility) that consisted of a $300.0 revolver (Prior Revolver) and a $250.0 term loan (Prior Term Loan). Our Prior Facility is described in note 12 to our 2017 audited consolidated financial statements.

During Q1 2019, we borrowed $48.0 under the Revolver, primarily to fund share repurchases (see note 13), and later during that quarter, repaid $110.0 of the outstanding amount under the Revolver, using the proceeds from the sale of our Toronto real property (see note 7). During the second and third quarters of 2019, we repaid an aggregate of $97.0 of the amount outstanding under the Revolver.

During the second quarter of 2018 (Q2 2018), we borrowed $163.0 under the Prior Revolver, primarily to fund the Atrenne acquisition (see note 3) and for working capital requirements. We repaid the then-outstanding amounts under the Prior Revolver ($163.0) and the Prior Term Loan ($175.0) in June 2018 using proceeds from the Initial Term Loan. Our Prior Facility was terminated upon such repayments. During the third quarter of 2018, we borrowed $55.0 under the Revolver for working capital purposes. During the fourth quarter of 2018, we borrowed $339.5 under the Revolver to fund the Impakt acquisition (see note 3). The net proceeds of the Incremental Term Loan were used to repay $245.0 of the outstanding amounts under the Revolver.

We made aggregate scheduled principal repayments of $6.0 under the Term Loans in 2019 (2018 — principal repayments of $12.5 under the Prior Term Loan and $1.7 under the Initial Term Loan).

The Initial Term Loan requires quarterly principal repayments of $0.875, commencing September 30, 2018, and the Incremental Term Loan requires quarterly principal repayments of $0.625, commencing March 31, 2019, and in each case a lump sum repayment of the remainder outstanding at maturity. Commencing in 2020, we are also required to make an annual prepayment ($107.0 in 2020) of outstanding obligations under the Credit Facility (applied first to the Term Loans, then to the Revolver, in the manner set forth in the Credit Facility) ranging from 0% — 50% (based on a defined leverage ratio) of specified excess cash flow (as defined in the Credit Facility) for the prior fiscal year. The Toronto Proceeds (note 7) were included in the determination of excess cash flow for 2019. In addition, prepayments of outstanding obligations under the Credit Facility (applied as described above) may also be required in the amount of specified net cash proceeds received above a specified annual threshold (including proceeds from the disposal of certain assets, but excluding the Toronto Proceeds). Except under specified circumstances, and subject to the payment of breakage costs (if any), we are generally permitted to make voluntary prepayments of outstanding amounts under the Revolver and the Term Loans without any other premium or penalty. Repaid amounts on the term loans may not be re-borrowed.
The Credit Facility has an accordion feature that allows us to increase the term loans and/or revolving loan commitments thereunder by approximately $110, plus an unlimited amount to the extent that a specified leverage ratio on a pro forma basis does not exceed specified limits, in each case on an uncommitted basis and subject to the satisfaction of certain terms and conditions. The Revolver also includes a $50.0 sub-limit for swing line loans, providing for short-term borrowings up to a maximum of ten business days, as well as a $150.0 sub-limit for letters of credit, in each case subject to the overall Revolver credit limit. The Revolver permits us and certain designated subsidiaries to borrow funds (subject to specified conditions) for general corporate purposes, including for capital expenditures, certain acquisitions, and working capital needs. Borrowings under the Revolver bear interest at LIBOR, Canadian Prime or Base Rate (each as defined in the Credit Facility) plus a specified margin, or in the case of any bankers' acceptance, at the B/A Discount Rate (as defined in the Credit Facility). The margin for borrowings under the Revolver ranges from 0.75% to 2.5%, and commitment fees range between 0.35% and 0.50%, in each case depending on the rate we select and our consolidated leverage ratio. The Initial Term Loan currently bears interest at LIBOR plus 2.125%. The Incremental Term Loan currently bears interest at LIBOR plus 2.5%. The Credit Facility provides that when the Administrative Agent, the majority of lenders or the Company determines that LIBOR is unavailable or being replaced, the Administrative Agent and the Company may amend the underlying credit agreement to reflect a successor rate. Once LIBOR becomes unavailable, if no successor rate has been established, loans under the Credit Facility will convert to Base Rate loans.
We are required to comply with certain restrictive covenants under the Credit Facility, including those relating to the incurrence of certain indebtedness, the existence of certain liens, the sale of certain assets (excluding real property then held for sale), specified investments and payments, sale and leaseback transactions, and certain financial covenants relating to a defined interest coverage ratio and leverage ratio that are tested on a quarterly basis. Our Credit Facility also prohibits share repurchases for cancellation if our leverage ratio (as defined in such facility) exceeds a specified amount (Repurchase Restriction). At December 31, 2019, we were in compliance with all restrictive and financial covenants under the Credit Facility. As previously disclosed in the notes to our unaudited interim condensed consolidated financial statements for the third quarter of 2019, we had been in non-compliance with certain restrictive covenants related to the Repurchase Restriction with respect to approximately $17 in excess share repurchases made in May 2019 under our normal course issuer bid (NCIB). These defaults, as well as related cross defaults, were waived in October 2019 (Waivers). Upon receipt of the Waivers, the Terms Loans were no longer subject to potential acceleration, and our interest rate swap agreements were no longer subject to potential termination, and therefore reverted to their prior long-term classification (they had previously been reclassified to current as of September 30, 2019).
The obligations under the Credit Facility are guaranteed by us and certain specified subsidiaries. Subject to specified exemptions and limitations, all assets of the guarantors are pledged as security for the obligations under the Credit Facility. The Credit Facility contains customary events of default. If an event of default occurs and is continuing (and is not waived), the administrative agent may declare all amounts outstanding under the Credit Facility to be immediately due and payable and may cancel the lenders’ commitments to make further advances thereunder. In the event of a payment or other specified defaults, outstanding obligations accrue interest at a specified default rate.
The following table sets forth our borrowings under our Credit Facility*, and our lease obligations, as of December 31, 2019 and 2018:

	Note	December 31 2018	December 31 2019
Borrowings under the Revolver (1)		$159.0	$—
Borrowings under the Term Loans (2)		598.3	592.3
Total borrowings under Credit Facility		757.3	592.3
Less: unamortized debt issuance costs related to our Term Loans (2)		(9.8)	(9.7)
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties (3)	2	10.4	116.1
		$757.9	$698.7
Comprised of:
Current portion of borrowings under Credit Facility and lease obligations		$107.7	$139.6
Long-term portion of borrowings under Credit Facility and lease obligations		650.2	559.1
		$757.9	$698.7
* excluding ordinary course letters of credit.

(1)
Debt issuance costs were incurred in connection with our Prior Revolver in 2014 ($1.7) and the Revolver in 2018 ($3.1) and 2019 ($1.1), which we deferred as other assets on our consolidated balance sheets and amortize over the term of the relevant revolver. See note 10 for the long-term portion of the deferred financing costs. We accelerated the amortization of $0.6, representing the remaining portion of unamortized deferred financing costs related to the Prior Revolver, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(2)
Debt issuance costs were incurred in connection with our Prior Term Loan in 2015 ($2.1), the Term Loans in 2018 ($10.3) and 2019 ($1.6), which we deferred as long-term debt on our consolidated balance sheets and amortize over the term of the relevant term loan using the effective interest rate method. We accelerated the amortization of $0.6, representing the remaining portion of unamortized deferred financing costs related to the Prior Term Loan, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(3)
As of December 31, 2019, the current portion of lease obligations was $28.4 (2018 — $3.2) and the long-term portion was $87.7 (2018 — $7.2). The balance at December 31, 2019 included $111.2 of lease obligations under IFRS 16.

The Term Loans require aggregate quarterly principal repayments of $1.5, and a lump sum repayment of the remainder outstanding at maturity, as well as mandatory prepayments under specified conditions (as described above). At December 31, 2019, the aggregate remaining mandatory principal repayments of the Term Loans were as follows, including a mandatory Term Loan prepayment of $107.0 due in 2020 based on specified excess cash flow for 2019 (we are currently unable to determine whether further mandatory principal repayments of the Term Loans based on specified excess cash flow or cash proceeds will be required subsequent to 2020):

Years ending December 31	Amount
2020	$113.0
2021	6.0
2022	6.0
2023	6.0
2024	6.0
2025 (to maturity in June 2025)	455.3
$592.3

We entered into 5-year interest rate swap agreements with a syndicate of third-party banks in August and December 2018 to partially hedge against our exposures to the interest rate variability on our Term Loans. The derivative instruments swap the variable rate of interest for a fixed rate of interest on $175.0 of the amounts outstanding under each of our Initial Term Loan and our Incremental Term Loan, for an aggregate hedged amount of $350.0. See note 21.

At December 31, 2019, we had $21.2 outstanding in letters of credit under the Revolver (December 31, 2018 — $21.3). We also arrange letters of credit and surety bonds outside of the Revolver. At December 31, 2019, we had $13.3 (December 31, 2018 — $14.4) of such letters of credit and surety bonds outstanding. At December 31, 2019, we also had a total of $142.5 (December 31, 2018 — $132.8) in uncommitted bank overdraft facilities available for intraday and overnight operating requirements. There were no amounts outstanding under these overdraft facilities at December 31, 2019 or December 31, 2018.

See note 17 for a discussion of finance costs.
At December 31, 2019, the contractual undiscounted cash flows for our lease obligations (comprised of lease obligations under IFRS 16 and lease obligations financed through third-parties) were as follows:

Years ending December 31	Leases financed through third-parties	Other leases	Total
2020	$1.6	$32.5	$34.1
2021	1.6	25.8	27.4
2022	1.4	20.7	22.1
2023	0.9	16.2	17.1
2024	—	11.2	11.2
Thereafter	—	23.0	23.0
	$5.5	$129.4	$134.9

Other lease related expenses that were recognized in the consolidated statement of operations for 2019 are as follows:

Year ended December 31	2019
Interest expense on lease obligations	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7
Expenses relating to short-term leases or low-value leases	$4.6